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The U.S. Treasury Money Fund
of America
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

December 5, 2007

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The U. S. Treasury Money Fund of America
File Nos. 033-38475 and 811-06235

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2007 of the Registrant's Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Kimberly S. Verdick
Kimberly S. Verdick